Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid Expenses and Other Current Assets	16. Prepaid Expenses and Other Current Assets
The components of prepaid expenses and other current assets at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023

Prepaid insurance	$8,581	$6,780
Prepaid overhead expenses (rent, software
maintenance dues and subscriptions)	3,511	7,549
Prepaid licenses and permits	987	1,331
Prepaid highway use tax	221	208
Prepayments to creditors	681	—
Other	327	326
Total prepaid expenses and other current assets	$14,308	$16,194